PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

Voya High Yield Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 94.0%
Basic Materials : 6.1%
1,345,000
(1)
Avient Corp., 6.250%,
11/01/2031 $ 1,379,873
0.4
750,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 801,857
0.2
300,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 281,163
0.1
925,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 874,149
0.3
500,000
(1)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 465,122
0.1
890,000
(1)
Coeur Mining, Inc.,
5.125%,
02/15/2029 865,141
0.3
1,115,000
(1)(2)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 943,692
0.3
1,130,000
(1)(2)
Constellium SE,
5.625%,
06/15/2028 1,128,664
0.3
315,000
(1)(2)
Constellium SE,
6.375%,
08/15/2032 323,579
0.1
1,390,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,376,090
0.4
925,000
(1)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 936,070
0.3
1,030,000
(1)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 1,017,837
0.3
1,030,000
(1)(3)
Iris Holdings, Inc.,
8.750% (PIK Rate
8.750%, Cash Rate
9.500%),
02/15/2026 965,333
0.3
910,000
(1)
LSF11 A5 HoldCo LLC,
6.625%,
10/15/2029 886,067
0.3
1,185,000
(1)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 1,185,207
0.4
690,000
(1)
Mativ Holdings, Inc.,
8.000%,
10/01/2029 705,128
0.2
720,000
(1)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 769,455
0.2
290,000
(1)
Novelis Corp., 3.250%,
11/15/2026 280,102
0.1
720,000
(1)
Novelis Corp., 3.875%,
08/15/2031 658,917
0.2
275,000
(1)
Novelis Corp., 4.750%,
01/30/2030 266,852
0.1
875,000
(1)(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 812,680
0.3
400,000
(1)(2)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 382,323
0.1
615,000
(1)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 628,252
0.2
1,185,000
(1)(2)
SPCM SA, 3.125%,
03/15/2027 1,132,282
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
1,135,000
(1)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 $ 552,548
0.2
19,618,383
6.1
Communications : 12.7%
900,000
(1)
Altice Financing SA,
5.750%,
08/15/2029 724,107
0.2
2,005,000
(1)
Altice France SA,
5.125%,
07/15/2029 1,411,817
0.4
1,020,000
(1)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 589,050
0.2
1,100,000
(1)
Cablevision Lightpath
LLC, 5.625%,
09/15/2028 1,034,069
0.3
2,355,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 2,136,474
0.7
1,740,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,505,845
0.5
1,320,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,285,023
0.4
1,345,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 1,324,766
0.4
495,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 494,404
0.2
1,235,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 1,235,000
0.4
1,700,000
(1)(2)
Connect Finco Sarl /
Connect US Finco LLC,
9.000%,
09/15/2029 1,647,275
0.5
2,800,000
(1)
CSC Holdings LLC,
11.250%,
05/15/2028 2,705,184
0.8
1,825,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 1,793,131
0.6
1,750,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 1,838,104
0.6
910,000
(1)
GCI LLC, 4.750%,
10/15/2028 874,648
0.3
1,335,000
(1)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 835,925
0.3
1,550,000
(1)
Level 3 Financing, Inc.,
4.000%,
04/15/2031 1,135,375
0.4
1,550,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 1,675,937
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,600,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 $ 1,556,975
0.5
1,325,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 1,330,853
0.4
1,295,000
(1)
Newfold Digital Holdings
Group, Inc., 6.000%,
02/15/2029 868,809
0.3
1,100,000  Northwestern Bell
Telephone, 7.750%,
05/01/2030 732,864
0.2
855,000
(1)(2)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 813,165
0.2
495,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 478,632
0.1
2,525,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 2,485,864
0.8
1,065,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 1,030,482
0.3
1,625,000
(1)(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,631,385
0.5
670,000
(1)(2)
Viasat, Inc., 6.500%,
07/15/2028 526,361
0.2
530,000
(1)(2)
Viasat, Inc., 7.500%,
05/30/2031 365,552
0.1
790,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 717,653
0.2
1,900,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 1,832,706
0.6
1,200,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 1,069,359
0.3
1,105,000
(1)
Windstream Escrow
LLC / Windstream
Escrow Finance Corp.,
8.250%,
10/01/2031 1,124,820
0.3
40,811,614
12.7
Consumer, Cyclical : 17.0%
1,045,000
(1)(2)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 1,036,019
0.3
410,000
(1)(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 435,471
0.1
995,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 1,001,976
0.3
855,000
(1)(2)
American Airlines, Inc.,
7.250%,
02/15/2028 875,961
0.3
329,583
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 328,913
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
670,000
(2)
Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 $ 652,765
0.2
585,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 560,396
0.2
250,000
(1)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 257,288
0.1
1,025,000
(1)
Brinker International,
Inc., 5.000%,
10/01/2024 1,025,000
0.3
1,095,000
(1)(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 1,042,290
0.3
1,165,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,217,869
0.4
875,000
(1)
Carnival Corp., 4.000%,
08/01/2028 844,533
0.3
1,815,000
(1)(2)
Carnival Corp., 6.000%,
05/01/2029 1,840,091
0.6
1,982,500
(1)(3)
Carvana Co., 12.000%
(PIK Rate 12.000%,
Cash Rate 9.000%),
12/01/2028 2,083,801
0.6
1,150,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 1,152,112
0.4
1,065,000
(1)
Cinemark USA, Inc.,
7.000%,
08/01/2032 1,112,674
0.3
955,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 1,010,070
0.3
960,000
(1)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 846,299
0.3
275,000
(1)(2)
Gap, Inc., 3.625%,
10/01/2029 249,025
0.1
685,000
(1)(2)
Gap, Inc., 3.875%,
10/01/2031 599,522
0.2
910,000
(1)
Gates Corp., 6.875%,
07/01/2029 943,765
0.3
1,030,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 1,048,938
0.3
805,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 820,759
0.2
855,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 852,798
0.3
975,000
(1)
Interface, Inc., 5.500%,
12/01/2028 956,447
0.3
400,000
(1)
International Game
Technology PLC,
4.125%,
04/15/2026 395,039
0.1
1,270,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 1,266,035
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
975,000
(1)
Lithia Motors, Inc.,
4.375%,
01/15/2031 $ 907,997
0.3
205,000  M/I Homes, Inc.,
3.950%,
02/15/2030 192,668
0.1
615,000  M/I Homes, Inc.,
4.950%,
02/01/2028 605,107
0.2
430,000
(2)
Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 360,799
0.1
600,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 582,212
0.2
685,000
(1)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 673,441
0.2
995,000
(1)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 935,922
0.3
615,000  MGM Resorts
International, 4.625%,
09/01/2026 611,570
0.2
525,000  MGM Resorts
International, 4.750%,
10/15/2028 514,861
0.2
300,000
(2)
MGM Resorts
International, 6.500%,
04/15/2032 305,910
0.1
1,595,000
(1)(2)
Michaels Cos., Inc.,
5.250%,
05/01/2028 1,178,855
0.4
705,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 685,888
0.2
345,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 345,023
0.1
375,000
(1)
NCL Corp. Ltd.,
5.875%,
03/15/2026 375,257
0.1
155,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 162,883
0.0
550,000
(1)(2)
NCL Finance Ltd.,
6.125%,
03/15/2028 561,390
0.2
940,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 1,019,036
0.3
735,000
(1)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 783,701
0.2
2,410,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 2,433,206
0.8
575,000
(1)
Royal Caribbean
Cruises Ltd., 5.625%,
09/30/2031 582,906
0.2
1,020,000
(2)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 1,048,538
0.3
975,000
(1)(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 968,263
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,045,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 $ 1,054,866
0.3
574,705
(1)
Staples, Inc., 12.750%,
01/15/2030 472,721
0.1
1,250,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 1,207,943
0.4
720,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 642,558
0.2
205,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 191,383
0.1
1,080,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 1,078,906
0.3
600,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 590,843
0.2
1,120,000
(1)
Victoria's Secret & Co.,
4.625%,
07/15/2029 990,301
0.3
1,990,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,990,003
0.6
275,000
(1)
Viking Cruises Ltd.,
7.000%,
02/15/2029 278,680
0.1
925,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 795,518
0.2
610,000
(2)
Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 456,972
0.1
1,305,000
(2)
Walgreens Boots
Alliance, Inc., 8.125%,
08/15/2029 1,303,822
0.4
1,130,000
(1)
William Carter Co.,
5.625%,
03/15/2027 1,128,706
0.3
1,235,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 1,236,785
0.4
720,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 714,261
0.2
495,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 500,084
0.2
54,925,641
17.0
Consumer, Non-cyclical : 20.3%
995,000
(1)(2)
1375209 BC Ltd.,
9.000%,
01/30/2028 987,070
0.3
1,095,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 1,069,891
0.3
945,000
(1)(2)
AdaptHealth LLC,
4.625%,
08/01/2029 876,035
0.3
1,010,000
(1)(2)
ADT Security Corp.,
4.125%,
08/01/2029 965,618
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
245,000
(1)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 $ 1,218,405
0.4
625,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 584,529
0.2
1,275,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 1,284,480
0.4
1,300,000
(1)(2)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 1,221,026
0.4
900,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 846,957
0.3
925,000
(1)(2)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 829,201
0.3
445,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 418,820
0.1
470,862
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 471,522
0.1
1,575,000
(1)(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 1,612,224
0.5
1,045,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 818,752
0.3
840,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 759,431
0.2
1,092,891  Bausch Lomb, 8.563%,
05/10/2027 1,090,007
0.3
995,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 1,042,325
0.3
440,000
(1)(2)
Brink's Co., 6.500%,
06/15/2029 456,213
0.1
440,000
(1)
Brink's Co., 6.750%,
06/15/2032 459,494
0.1
1,500,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 1,456,195
0.5
995,000
(1)
Chobani LLC / Chobani
Finance Corp., Inc.,
7.625%,
07/01/2029 1,046,114
0.3
2,035,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 1,874,490
0.6
1,605,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 1,580,625
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,200,000
(1)
Cimpress PLC, 7.375%,
09/15/2032 $ 1,211,220
0.4
945,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 995,491
0.3
345,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 311,478
0.1
1,405,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 1,340,419
0.4
1,075,000
(1)(2)
Embecta Corp.,
5.000%,
02/15/2030 990,701
0.3
1,185,000
(2)
Encompass Health
Corp., 4.750%,
02/01/2030 1,159,163
0.4
995,000
(1)(2)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,056,572
0.3
275,000
(1)
Fiesta Purchaser, Inc.,
9.625%,
09/15/2032 285,350
0.1
325,000
(1)
Garda World Security
Corp., 4.625%,
02/15/2027 319,390
0.1
995,000
(1)
Garda World Security
Corp., 6.000%,
06/01/2029 955,815
0.3
1,030,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 1,030,590
0.3
995,000
(1)(2)
Jazz Securities DAC,
4.375%,
01/15/2029 963,081
0.3
1,115,000
(1)
LifePoint Health, Inc.,
10.000%,
06/01/2032 1,227,188
0.4
890,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 843,377
0.3
790,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 775,719
0.2
305,000
(1)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 314,632
0.1
995,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 918,203
0.3
675,000  New Albertsons L.P.,
7.450%,
08/01/2029 708,328
0.2
1,600,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 1,508,450
0.5
450,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 7.875%,
05/15/2034 477,315
0.1
1,250,000
(1)
Performance Food
Group, Inc., 6.125%,
09/15/2032 1,278,882
0.4
825,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 824,593
0.3
1,300,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 1,310,914
0.4
890,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 852,375
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
500,000
(1)
Post Holdings, Inc.,
5.625%,
01/15/2028 $ 504,713
0.2
690,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 696,075
0.2
240,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 244,516
0.1
1,500,000
(1)(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 1,501,536
0.5
995,000
(1)(2)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 955,018
0.3
1,025,000
(1)
Select Medical Corp.,
6.250%,
08/15/2026 1,032,065
0.3
805,000  Service Corp.
International, 5.750%,
10/15/2032 811,277
0.2
910,000
(1)(2)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 864,258
0.3
810,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 842,205
0.3
910,000
(1)(2)
Star Parent, Inc.,
9.000%,
10/01/2030 978,094
0.3
825,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 799,762
0.2
1,075,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 1,071,802
0.3
1,400,000
(2)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,412,292
0.4
1,400,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,424,629
0.4
995,000
(1)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 994,896
0.3
855,000
(1)
United Natural
Foods, Inc., 6.750%,
10/15/2028 816,295
0.3
855,000
(2)
United Rentals North
America, Inc., 4.875%,
01/15/2028 849,333
0.3
225,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 225,557
0.1
1,075,000
(1)
US Foods, Inc., 5.750%,
04/15/2033 1,078,841
0.3
1,130,000
(1)
Varex Imaging Corp.,
7.875%,
10/15/2027 1,154,621
0.4
1,030,000
(1)(2)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 1,085,814
0.3
430,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 418,332
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
910,000
(1)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 $ 909,877
0.3
65,300,478
20.3
Energy : 10.8%
700,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 693,239
0.2
875,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 876,467
0.3
755,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 759,348
0.2
495,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.625%,
09/01/2032 507,967
0.2
234,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 234,923
0.1
1,150,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 1,137,037
0.3
275,000
(1)
Baytex Energy Corp.,
7.375%,
03/15/2032 274,260
0.1
1,065,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 1,104,715
0.3
1,285,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 1,288,876
0.4
1,030,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 1,031,180
0.3
650,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 651,257
0.2
755,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 794,967
0.2
325,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 311,116
0.1
615,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 582,616
0.2
1,325,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 1,365,325
0.4
1,150,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 1,171,454
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
255,000
(1)(2)
Encino Acquisition
Partners Holdings LLC,
8.750%,
05/01/2031 $ 268,396
0.1
1,065,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 1,102,388
0.3
550,000
(1)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 551,227
0.2
890,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 923,899
0.3
550,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 535,512
0.2
585,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 570,732
0.2
625,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 609,041
0.2
1,010,000
(1)(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 1,017,697
0.3
1,010,000
(1)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 1,046,040
0.3
255,000
(1)
Matador Resources Co.,
6.500%,
04/15/2032 254,810
0.1
1,185,000
(1)
Matador Resources Co.,
6.875%,
04/15/2028 1,206,232
0.4
1,050,000
(1)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 1,037,504
0.3
1,065,000  Murphy Oil Corp.,
6.375%,
07/15/2028 1,082,838
0.3
335,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 346,032
0.1
750,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 749,941
0.2
480,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 488,098
0.1
535,000
(1)
SM Energy Co.,
6.750%,
08/01/2029 537,634
0.2
1,350,000  Southwestern
Energy Co., 5.375%,
02/01/2029 1,346,570
0.4
225,000  Southwestern
Energy Co., 5.700%,
01/23/2025 224,986
0.1
290,000
(1)
Sunoco L.P., 7.000%,
05/01/2029 303,229
0.1
410,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 394,498
0.1
875,000
(2)
Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 838,997
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
480,000
(1)
Talos Production, Inc.,
9.000%,
02/01/2029 $ 494,688
0.2
650,000
(1)
Talos Production, Inc.,
9.375%,
02/01/2031 668,835
0.2
585,000
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 585,640
0.2
155,000
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 159,789
0.0
1,010,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 939,825
0.3
1,175,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 1,201,275
0.4
1,200,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 1,251,827
0.4
1,100,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 1,162,267
0.4
34,685,194
10.8
Financial : 9.6%
470,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 6.000%,
08/01/2029 453,725
0.1
995,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 1,024,820
0.3
495,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 8.500%,
06/15/2029 517,321
0.2
1,280,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 1,295,023
0.4
1,050,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.375%,
10/01/2032 1,065,858
0.3
670,000
(2)
Ally Financial, Inc.,
5.750%,
11/20/2025 673,116
0.2
445,000
(2)
Ally Financial, Inc.,
6.700%,
02/14/2033 455,385
0.1
1,030,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 979,124
0.3
1,225,000
(1)
AssuredPartners, Inc.,
5.625%,
01/15/2029 1,180,379
0.4
1,065,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 1,017,055
0.3
950,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 950,437
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
875,000
(1)
CI Financial Corp.,
7.500%,
05/30/2029 $ 912,909
0.3
1,125,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 1,136,471
0.4
975,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 978,032
0.3
495,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 554,826
0.2
240,000
(1)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 247,046
0.1
275,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 268,955
0.1
875,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 855,298
0.3
250,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 230,947
0.1
890,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 863,006
0.3
890,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 716,768
0.2
1,080,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 969,827
0.3
775,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 771,883
0.2
1,150,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 1,104,126
0.3
495,000
(2)
Navient Corp., 5.000%,
03/15/2027 491,014
0.2
395,000  Navient Corp., 6.750%,
06/25/2025 397,732
0.1
430,000
(2)
OneMain Finance
Corp., 4.000%,
09/15/2030 383,338
0.1
1,030,000
(2)
OneMain Finance
Corp., 5.375%,
11/15/2029 990,667
0.3
430,000  OneMain Finance
Corp., 7.125%,
03/15/2026 439,320
0.1
1,080,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 1,133,670
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,095,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 $ 1,139,204
0.4
825,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 759,688
0.2
255,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
04/01/2032 263,717
0.1
1,150,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 1,204,354
0.4
495,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 484,460
0.1
1,325,000
(1)
Ryan Specialty LLC,
5.875%,
08/01/2032 1,347,990
0.4
225,000
(1)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 224,766
0.1
1,350,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 1,342,347
0.4
965,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 1,012,878
0.3
30,837,482
9.6
Industrial : 11.9%
855,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 889,958
0.3
1,150,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 1,204,515
0.4
995,000
(1)
Ardagh Metal
Packaging Finance
USA LLC / Ardagh
Metal Packaging
Finance PLC, 4.000%,
09/01/2029 889,065
0.3
565,000
(1)(2)
Bombardier, Inc.,
7.500%,
02/01/2029 598,313
0.2
520,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 521,785
0.2
290,000
(1)(2)
Bombardier, Inc.,
8.750%,
11/15/2030 318,804
0.1
1,150,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 1,146,444
0.4
225,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 223,610
0.1
925,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 905,212
0.3
975,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 1,028,797
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
975,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 $ 999,724
0.3
1,165,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,202,682
0.4
1,335,000
(1)(2)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 1,296,698
0.4
1,115,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 1,111,350
0.3
1,109,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 1,103,455
0.3
960,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 922,817
0.3
585,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 561,238
0.2
430,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 422,306
0.1
430,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 443,631
0.1
1,355,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 1,343,015
0.4
1,270,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 1,240,353
0.4
625,000
(1)(3)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.000%, Cash Rate
9.750%),
01/15/2026 625,391
0.2
910,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 904,559
0.3
1,080,000
(1)
Madison IAQ LLC,
5.875%,
06/30/2029 1,052,468
0.3
1,065,000
(1)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 1,088,923
0.3
1,120,000
(1)
Oscar AcquisitionCo
LLC / Oscar Finance,
Inc., 9.500%,
04/15/2030 1,092,828
0.3
1,475,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,517,158
0.5
1,065,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 1,030,052
0.3
480,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 488,461
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,130,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 $ 1,035,799
0.3
1,160,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 1,252,427
0.4
890,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 793,643
0.2
530,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 502,033
0.2
850,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 841,453
0.3
800,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 803,502
0.2
1,015,000
(1)
Terex Corp., 6.250%,
10/15/2032 1,015,000
0.3
960,000
(2)
TransDigm, Inc.,
4.625%,
01/15/2029 927,884
0.3
925,000  TransDigm, Inc.,
5.500%,
11/15/2027 922,520
0.3
1,270,000
(1)
TransDigm, Inc.,
6.000%,
01/15/2033 1,288,942
0.4
705,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 735,027
0.2
875,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 852,750
0.3
1,390,000
(1)
Wilsonart LLC,
11.000%,
08/15/2032 1,391,753
0.4
38,536,345
11.9
Technology : 3.1%
995,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 1,039,325
0.3
2,250,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 2,240,576
0.7
650,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 662,647
0.2
430,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 402,258
0.1
925,000
(1)(2)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 977,056
0.3
1,030,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 1,134,719
0.4
515,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 479,231
0.2
950,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 892,691
0.3
1,025,000
(1)
Playtika Holding Corp.,
4.250%,
03/15/2029 941,561
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,080,000
(1)
UKG, Inc., 6.875%,
02/01/2031 $ 1,116,748
0.3
9,886,812
3.1
Utilities : 2.5%
1,105,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 1,121,268
0.3
700,000
(1)
Calpine Corp., 4.500%,
02/15/2028 683,952
0.2
500,000
(1)
Calpine Corp., 5.000%,
02/01/2031 484,547
0.1
875,000
(1)
Calpine Corp., 5.125%,
03/15/2028 863,469
0.3
200,000
(1)
Calpine Corp., 5.250%,
06/01/2026 199,370
0.1
1,100,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 1,157,637
0.4
910,000  TransAlta Corp.,
7.750%,
11/15/2029 962,001
0.3
550,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 532,770
0.2
1,025,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 1,025,470
0.3
475,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 474,623
0.1
600,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 646,421
0.2
8,151,528
2.5
Total Corporate Bonds/
Notes
(Cost $296,762,916)
302,753,477
94.0
BANK LOANS : 4.4%
Communications : 0.3%
950,000
(4)
Gray Television Inc,
10/27/2028 879,196
0.3
Consumer, Cyclical : 0.6%
1,075,156  American Greetings
Corporation,
Tranche B, 10.595%,
(TSFR1M+5.75%),
10/30/2029 1,085,459
0.3
965,000  Petco Health and
Wellness Company Inc,
Tranche B, 8.115%,
03/06/2028 919,297
0.3
2,004,756
0.6
Consumer, Non-cyclical : 0.5%
1,565,130  Kuehg Corp., Term
Loan B, 9.104%,
(TSFR3M+4.500%),
06/12/2030 1,571,760
0.5
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy : 0.7%
1,085,000
(4)
Epic Ygrade,
06/29/2029 $ 1,082,881
0.4
960,000
(4)
Goodnight Water
Solutions Holdings,
LLC,
05/22/2029 960,900
0.3
2,043,781
0.7
Financial : 1.1%
710,000  Advisor Group,
Inc., 2023 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
08/16/2028 703,491
0.2
2,326,037  HUB International
Ltd, Facility 2024-1
Incremental Term
Loans, 8.255%,
(TSFR2M+3.000%),
06/20/2030 2,325,311
0.7
600,000  Truist Financial,
2nd Lien Term
Loan, 10.060%,
(TSFR1M+3.500%),
03/08/2032 611,063
0.2
3,639,865
1.1
Industrial : 0.3%
922,688  Northstar Group
Services, Inc., 10.014%,
(TSFR6M+4.750%),
05/08/2030 928,022
0.3
Technology : 0.9%
348,250  Cotiviti Hld,
Tranche B, 8.574%,
(TSFR1M+3.250%),
04/30/2031 348,105
0.1
1,205,000  Covia Holdings
Corporation, 8.450%,
(TSFRM1M+3.250%),
04/30/2031 1,212,907
0.4
1,375,000  Nielsen Consumer Inc.,
Tranche B, 11.549%,
(TSFR3M+6.250%),
03/06/2028 1,372,708
0.4
2,933,720
0.9
Total Bank Loans
(Cost $13,877,857)
14,001,100
4.4
CONVERTIBLE BONDS/NOTES : 0.0%
Financial : 0.0%
499,200
(1)
Lehman Brothers
Holdings, Inc., SD,
8.160%,
05/30/2009 1,303
0.0
Total Convertible
Bonds/Notes
(Cost $451,666)
1,303
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Consumer Discretionary : —%
1,476
(1)(5)
Perseus Holding Corp.
$ —
—
Energy : 0.0%
2
(6)
Amplify Energy Corp.

0.0
424,441
(5)
Ascent Resources -
Utica LLC - Class A
5,093
0.0
5,106
0.0
Health Care : 0.0%

(6)
Option Care Health, Inc.
814
0.0
Total Common Stock
(Cost $10,390)
5,920
0.0
OTHER
(7)
: —%
Energy : —%
2,000
(5)(8)
Green Field Energy
Services, Inc.
—
—
Total Other
(Cost $–)
—
—
PREFERRED STOCK : —%
Consumer Discretionary : —%

(1)(5)
Perseus Holding Corp.
—
—
Total Preferred Stock
(Cost $–)
—
—
WARRANTS : 0.0%
Health Care : 0.0%
126  Option Care Health, Inc.
- Class A
1,466
0.0
126  Option Care Health, Inc.
- Class B
1,154
0.0
2,620
0.0
Total Warrants
(Cost $–)
2,620
0.0
Total Long-Term
Investments
(Cost $311,102,829)
316,764,420
98.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 17.4%
Commercial Paper : 2.3%
1,175,000  Consolidated Edison,
5.000
%,
10/01/2024 1,174,840
0.4
1,200,000  CVS Caremark,
4.960
%,
10/01/2024 1,199,837
0.4
1,000,000
Entergy Corp.,
4.990
%,
10/01/2024 999,864
0.3
2,000,000
Entergy Corp.,
4.990
%,
10/02/2024 1,999,455
0.6
2,000,000  Volkswagen Group,
4.780
%,
10/30/2024 1,992,200
0.6
Total Commercial Paper
(Cost $7,366,951)
7,366,196
2.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 12.9%
1,768,030
(9)
ASL Capital Markets,
Inc., Repurchase
Agreement dated
09/30/2024, 5.350%,
due 10/01/2024
(Repurchase
Amount $1,768,289,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.470%-
7.000%, Market Value
plus accrued interest
$1,803,391, due
06/01/28-07/15/59)
$ 1,768,030
0.5
11,498,827
(9)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase Amount
$11,500,402,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$11,728,804, due
10/01/27-01/01/57)
11,498,827
3.6
11,498,827
(9)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase Amount
$11,500,402,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$11,728,804, due
05/01/26-08/20/74)
11,498,827
3.6
4,126,601
(9)
CF Secured LLC,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $4,127,166,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$4,209,133, due
05/15/27-07/20/73)
4,126,601
1.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,244,004
(9)
Clear Street LLC,
Repurchase
Agreement dated
09/30/2024, 5.020%,
due 10/01/2024
(Repurchase
Amount $1,244,175,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,268,766, due
07/31/25-08/01/54)
$ 1,244,004
0.4
11,336,697
(9)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase Amount
$11,338,250,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$11,563,431, due
07/15/28-09/01/54)
11,336,697
3.5
Total Repurchase
Agreements
(Cost $41,472,986)
41,472,986
12.9
Time Deposits : 2.2%
1,190,000
(9)
Canadian Imperial Bank
of Commerce,
4.810
%,
10/01/2024 1,190,000
0.3
1,190,000
(9)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 1,190,000
0.4
1,190,000
(9)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 1,190,000
0.4
1,190,000
(9)
Royal Bank of Canada,
4.830
%,
10/01/2024 1,190,000
0.4
1,190,000
(9)
Skandinaviska Enskilda
Banken AB,
4.810
%,
10/01/2024 1,190,000
0.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
1,180,000
(9)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 $ 1,180,000
0.3
Total Time Deposits
(Cost $7,130,000)
7,130,000
2.2
Total Short-Term
Investments
(Cost $55,969,937)
55,969,182
17.4
Total Investments in
Securities
(Cost $367,072,766) $ 372,733,602 115.8
Liabilities in Excess of
Other Assets
(50,822,395) (15.8)
Net Assets $ 321,911,207 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Non-income producing security.
(7)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(8)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya High Yield Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary $ — $ — $ — $ —
Energy 13 — 5,093 5,106
Health Care 814 — — 814
Total Common Stock 827 — 5,093 5,920
Corporate Bonds/Notes — 302,753,477 — 302,753,477
Bank Loans — 14,001,100 — 14,001,100
Warrants — 2,620 — 2,620
Convertible Bonds/Notes — 1,303 — 1,303
Preferred Stock — — — —
Other — — — —
Short-Term Investments — 55,969,182 — 55,969,182
Total Investments, at fair value $ 827 $ 372,727,682 $ 5,093 $ 372,733,602
At September 30, 2024, Voya High Yield Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Green Field Energy Services, Inc. 8/25/2019 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 9,222,398
Gross Unrealized Depreciation (3,561,562)
Net Unrealized Appreciation $ 5,660,836